Shareholders equity - Share options (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shareholders equity
Compensation expenses	€ 7,838,000	€ 5,948,000
Compensation expenses recorded in general and administrative costs	4,423,000	3,323,000
Compensation expenses recorded in research and development costs	€ 3,415,000	€ 2,625,000